Stock-based Compensation - 2014 Equity Incentive Plan (Details) - shares				3 Months Ended	12 Months Ended
	Feb. 25, 2015	Jan. 01, 2015	Jun. 18, 2014	Mar. 31, 2015	Dec. 31, 2014	May. 02, 2014	Dec. 31, 2013
2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effective date of equity incentive plan				May 02, 2014	May 02, 2014
Common stock outstanding percentage				4.00%	4.00%
Number of shares of common stock for future issuance, board of directors prerogative, increase in period				0	0
Aggregate number of shares of the Company's common stock that may be issued	510,726	340,484	351,653
For possible future issuance under stock option plan				561,000	180,610		49,734
2014 Equity Incentive Plan [Member] | Chief Medical Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares returned to common stock available		57,452
2009 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional awards expected to be granted						0
Maximum [Member] | 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Base number of new shares available for future issuance under equity incentive plan				257,352	257,352
Common stock issuable period				10 years	10 years